SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Leases
Lease liabilities – current portion	$ 58,623	$ 58,452
Lease liabilities – non-current portion	123,697	155,567
Total	$ 182,320	$ 214,019